Earnings per share (Tables)	6 Months Ended
Sep. 30, 2025
Earnings per share
Schedule of basic and diluted earnings per share

	Six months ended 30 September
	2025	2024
	Millions	Millions
Weighted average number of shares for basic earnings per share	24,509	26,718
Effect of dilutive potential shares: restricted shares and share options	133	110
Weighted average number of shares for diluted earnings per share	24,642	26,828
Earnings per share attributable to owners of the parent during the period

	Six months ended 30 September
	2025	2024
	€ m	€ m
Profit for earnings per share from continuing operations attributable to owners	829	1,048
Profit for earnings per share from discontinued operations attributable to owners	–	16
Profit for basic and diluted earnings per share	829	1,064

	eurocents	eurocents
Basic earnings per share from continuing operations	3.38	3.92
Basic earnings per share from discontinued operations	–	0.06
Basic earnings per share	3.38	3.98

	eurocents	eurocents
Diluted earnings per share from continuing operations	3.36	3.91
Diluted earnings per share from discontinued operations	–	0.06
Diluted earnings per share	3.36	3.97